Note 1 - Organization-10Q (Details Textual) - USD ($)	9 Months Ended		12 Months Ended		133 Months Ended	142 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2024
Revenue from Contract with Customer, Excluding Assessed Tax					$ 0	$ 0
Net Cash Provided by (Used in) Operating Activities	$ (15,810,000)	$ (15,816,000)	$ (21,225,300)	$ (23,745,900)
Retained Earnings (Accumulated Deficit)	$ (143,304,000)		$ (122,896,800)	$ (101,947,500)	$ (122,896,800)	$ (143,304,000)